Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Gain or Loss on Foreign Currency Transaction	The following table shows the $ to HKD exchange rates used for translation of HKD-functional subsidiaries:
	For the years ended December 31,
	2022	2023	2024
Year end $: HKD exchange rate	7.8000	7.8000	7.8000
Year average $: HKD exchange rate	7.8000	7.8000	7.8000

Schedule of Estimated Useful Lives Using the Straight-Line Method

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Leasehold improvements	life of lease
Machinery and equipment	4 to 5 years
Motor vehicles	3.3 to 10 years
Furniture and fixture	5 years